Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 50,765	$ 52,796
Less: allowance for credit losses		(13,465)
Accounts receivable, net	$ 50,765	$ 39,331